UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Maureen E. Kane
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060
Date of fiscal year end: 10/31
Date of reporting period: 01/31/2012

ITEM 1. SCHEDULE OF INVESTMENTS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2012  (Unaudited)

Shares	Value

COMMON STOCK - 99.2%
Consumer Discretionary - 14.5%
Hotels, Restaurants & Leisure - 3.6%
188,050	Marriott International, Inc. Class A	$6,478,322

Household Durables - 3.8%
102,700	Tempur-Pedic International, Inc.*	6,851,117

Media - 4.0%
250,750	CBS Corp. Class B	7,141,360

Specialty Retail - 3.1%
67,650	O'Reilly Automotive, Inc.*	5,514,152
		25,984,951

Consumer Staples - 9.9%
Food & Staples Retailing - 3.2%
70,550	Costco Wholesale Corp.	5,804,149

Food Products - 6.7%
111,450	Green Mountain Coffee Roasters, Inc.*	5,944,743
118,400	McCormick & Co.Inc.	5,983,936
		11,928,679
		17,732,828

Energy - 10.3%
Energy Equipment & Services - 1.9%
43,650	Oil States International, Inc.*	3,478,469

Oil, Gas & Consumable Fuels - 8.4%
52,600	Chevron Corp.	5,422,008
74,850	ConocoPhillips	5,105,518
53,550	Exxon Mobil Corp.	4,484,277
		15,011,803
		18,490,272

Financials - 4.5%
Commercial Banks - 1.4%
68,450	CIT Group, Inc.*	2,610,683

Insurance - 3.1%
4	Berkshire Hathaway, Inc. Class A*	471,700
87,650	Prudential Financial, Inc.	5,017,086
		5,488,786
		8,099,469

Health Care - 11.8%
Biotechnology - 5.1%
118,650	Alexion Pharmaceuticals, Inc.*	9,107,574

Health Care Providers & Services - 3.4%
121,150	Express Scripts, Inc.*	6,198,034

Pharmaceuticals - 3.3%
108,750	Abbott Laboratories	5,888,812
		21,194,420

Industrials - 11.4%
Construction & Engineering - 3.7%
154,350	Chicago Bridge & Iron Co. NV	6,572,223

Electrical Equipment - 2.9%
68,000	Rockwell Automation, Inc.	5,295,160

Machinery - 2.0%
71,950	Timken Co.	3,513,319

Road & Rail - 2.8%
225,350	CSX Corp.	5,081,642

		20,462,344

Information Technology - 31.7%
Communications Equipment - 7.4%
54,750	F5 Networks, Inc.*	6,555,765
113,550	QUALCOMM, Inc.	6,679,011
		13,234,776

Computers & Peripherals - 9.3%
24,850	Apple, Inc.*	11,343,528
206,350	EMC Corp.*	5,315,576
		16,659,104

Internet Software & Services - 3.2%
9,900	Google, Inc. Class A*	5,743,089

IT Services - 5.8%
68,300	Cognizant Technology Solutions Corp. Class A*	4,900,525
291,350	Western Union Co.	5,564,785
		10,465,310

Software - 6.0%
166,300	Adobe Systems, Inc.*	5,146,985
204,000	Oracle Corp.	5,752,800
		10,899,785
		57,002,064

Materials - 3.5%
Chemicals - 3.5%
146,700	LyondellBasell Industries NV Class A	6,322,770

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
323,700	MetroPCS Communications, Inc.*	2,861,508

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JANUARY 31, 2012  (Unaudited)

Total Investment in Common Stocks - 99.2%		178,150,626
(Identified cost, $139,565,190)

Short-Term Investment - 0.9%
1,530,668	State Street Institutional U.S. Government Money Market Fund	1,530,668
	(Identified cost, $1,530,668)

Total Investments - 100.1%		179,681,294
(Identified cost, $141,095,858)+

Liabilities in Excess of Other Assets - (0.1)%		(180,045)

Net Assets - 100%		$179,501,249

*	Non-income producing security

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,465,936
Gross unrealized depreciation	(1,880,500)
Net unrealized appreciation	$38,585,436

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 92.0%

Consumer Discretionary - 11.7%

Auto Components - 0.8%
200,000	China Zenix Auto International Ltd.
	ADR*	$786,000
200,500	Modine Manufacturing Co.*	2,193,470
		2,979,470

Specialty Retail - 10.9%
179,550	DSW, Inc. Class A	8,972,113
303,850	Express, Inc.*	6,575,314
83,775	Monro Muffler Brake, Inc.	3,513,524
197,800	Sally Beauty Holdings, Inc.*	4,078,636
346,200	Select Comfort Corp.*	8,682,696
155,300	The Men's Wearhouse, Inc.	5,356,297
420,450	West Marine, Inc.*	5,095,854
		42,274,434
		45,253,904

Consumer Staples - 1.8%

Food Products - 1.8%
182,050	The Hain Celestial Group, Inc.*	7,025,310

Energy - 5.3%

Energy Equipment & Services - 1.8%
753,450	Pioneer Drilling Co.*	6,720,774

Oil, Gas & Consumable Fuels - 3.5%
194,800	Berry Petroleum Co. Class A	8,767,948
202,650	Carrizo Oil & Gas, Inc.*	4,922,369
		13,690,317
		20,411,091

Financials - 9.3%

Capital Markets - 7.2%
220,108	Cohen & Steers, Inc.	7,433,047
337,750	Evercore Partners, Inc. Class A	9,521,173
646,600	HFF, Inc. Class A*	9,123,526
65,700	Waddell & Reed Financial, Inc. Class A	1,803,465
		27,881,211

Commercial Banks - 2.1%
143,350	Signature Bank*	8,335,802
		36,217,013

Health Care - 18.5%

Biotechnology - 1.8%
883,600	NPS Pharmaceuticals, Inc.*	6,786,048

Health Care Providers & Services - 5.7%
381,800	Acadia Healthcare Co, Inc.*	4,673,232
47,100	Air Methods Corp.*	3,970,530
440,700	Brookdale Senior Living, Inc.*	7,756,320
167,500	IPC The Hospitalist Co., Inc.*	5,643,075
		22,043,157

Health Care Technology - 3.1%
152,700	Quality Systems, Inc.	6,193,512
92,350	SXC Health Solutions Corp.*	5,823,591
		12,017,103

Life Sciences Tools & Services - 3.8%
609,350	Bruker Corp.*	8,652,770
446,850	WuXi PharmaTech (Cayman), Inc. ADR*	6,068,223
		14,720,993

Pharmaceuticals - 4.1%
224,200	Jazz Pharmaceuticals PLC*	10,425,300
157,550	Questcor Pharmaceuticals, Inc.*	5,581,996
		16,007,296
		71,574,597

Industrials - 15.3%
Aerospace & Defense - 1.9%
120,450	Triumph Group, Inc.	7,536,556

Air Freight & Logistics - 0.2%
21,150	Atlas Air Worldwide Holdings, Inc.*	1,007,480

Commercial Services & Supplies - 0.3%
82,350	Interface, Inc. Class A	1,094,432

Electrical Equipment - 2.1%
138,750	General Cable Corp.*	4,281,825
174,300	II-VI, Inc.*	4,010,643
		8,292,468
Machinery - 5.3%
72,600	Chart Industries, Inc.*	4,048,176
69,000	Graco, Inc.	3,172,620
261,950	Titan International, Inc.	6,323,473
163,850	Woodward, Inc.	6,878,423
		20,422,692

Trading Companies & Distributors - 5.5%
454,250	Beacon Roofing Supply, Inc.*	10,384,155
620,000	CAI International, Inc.*	10,800,400
		21,184,555
		59,538,183

Information Technology - 24.4%
Communications Equipment - 2.1%
83,500	Acme Packet, Inc.*	2,440,705

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JANUARY 31, 2012 (Unaudited)

Shares		Value

Information Technology (Continued)

Communications Equipment (Continued)
186,700	Radware Ltd.*	$5,877,316
		8,318,021

Internet Software & Services - 7.0%
525,300	j2 Global, Inc.	14,162,088
190,150	Liquidity Services, Inc.*	6,562,076
163,800	LogMeIn, Inc.*	6,524,154
		27,248,318

IT Services - 4.1%
349,900	Echo Global Logistics, Inc.*	5,864,324
793,201	Online Resources Corp.*	2,133,708
605,550	Sapient Corp.	7,811,595
		15,809,627

Semiconductors & Semiconductor Equipment - 4.6%
67,450	Hittite Microwave Corp.*	3,711,099
210,600	Power Integrations, Inc.	7,579,494
152,950	Silicon Laboratories, Inc.*	6,705,328
		17,995,921

Software - 6.6%
102,350	CommVault Systems, Inc.*	4,810,450
66,100	Informatica Corp.*	2,796,030
95,450	NetScout Systems, Inc.*	1,971,997
31,500	Pegasystems, Inc.	893,340
137,200	QLIK Technologies, Inc.*	3,869,040
351,950	Solarwinds, Inc.*	11,125,140
		25,465,997
		94,837,884

Materials - 4.6%

Chemicals - 2.9%
171,450	Balchem Corp.	6,487,668
113,200	Intrepid Potash, Inc.*	2,704,348
63,250	TPC Group, Inc.*	2,077,762
		11,269,778

Metals & Mining - 1.7%
148,650	Schnitzer Steel Industries, Inc. Class A	6,485,600
		17,755,378

Telecommunication Services - 1.1%

Diversified Telecommunication Services - 1.1%
281,600	Cogent Communications Group, Inc.*	4,291,584

Total Investment in Common Stocks - 92.0%
(Identified cost, $309,344,226)		356,904,944

Short-Term Investment - 9.0%
34,821,280	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $34,821,280)	34,821,280

Total Investments - 101.0%
(Identified cost, $344,165,506)+	391,726,224

Liabilities in Excess of Other Assets - (1.0)%	(3,986,518)
Net Assets - 100%	$387,739,706

*	Non-income producing security
ADR	American Depositary Receipt

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$67,088,229
Gross unrealized depreciation	(19,527,511)
Net unrealized appreciation	$47,560,718

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 95.8%

Consumer Discretionary - 18.4%
Auto Components - 0.9%
8,000	Gentex Corp.	$214,960
Hotels, Restaurants & Leisure - 2.1%
7,300	Buffalo Wild Wings, Inc.*	485,888
Household Durables - 3.2%
16,050	DR Horton, Inc.	223,416
7,700	Tempur-Pedic International, Inc.*	513,667
		737,083
Media - 1.9%
15,000	Lamar Advertising Co. Class A*	429,150
Specialty Retail - 10.3%
10,900	Dick's Sporting Goods, Inc.	449,189
10,250	DSW, Inc. Class A	512,192
5,350	O'Reilly Automotive, Inc.*	436,079
33,500	Pier 1 Imports, Inc.*	520,925
21,950	Sally Beauty Holdings, Inc.*	452,609
		2,370,994
		4,238,075
Consumer Staples - 3.9%
Food & Staples Retailing - 0.8%
4,250	United Natural Foods, Inc.*	187,213
Food Products - 1.1%
4,850	Green Mountain Coffee Roasters,
	Inc.*	258,699
Personal Products - 2.0%
7,800	Herbalife Ltd.	451,464
		897,376

Energy - 4.2%
Energy Equipment & Services - 2.1%
7,200	Dril-Quip, Inc.*	474,984
Oil, Gas & Consumable Fuels - 2.1%
9,750	Whiting Petroleum Corp.*	488,377
		963,361

Financials - 6.1%
Commercial Banks - 2.0%
37,550	Associated Banc-Corp	467,873
Diversified Financial Services - 2.2%
13,300	Moody's Corp.	495,159
Insurance - 1.9%
13,800	Validus Holdings Ltd.	442,566
		1,405,598

Health Care - 13.1%

Health Care Equipment & Supplies - 4.7%
16,700	Cyberonics, Inc.*	542,750
7,500	The Cooper Cos., Inc.	541,050
		1,083,800

Health Care Providers & Services - 1.5%
3,100	MWI Veterinary Supply, Inc.*	243,381
1,850	WellCare Health Plans, Inc.*	110,556
		353,937

Health Care Technology - 1.8%
22,100	Allscripts Healthcare Solutions, Inc.*	422,552

Pharmaceuticals - 5.1%
7,050	Jazz Pharmaceuticals PLC*	327,825
11,050	Questcor Pharmaceuticals, Inc.*	391,501
9,200	Salix Pharmaceuticals Ltd.*	443,440
		1,162,766
		3,023,055

Industrials - 13.4%

Aerospace & Defense - 2.4%
13,150	BE Aerospace, Inc.*	554,930

Electrical Equipment - 2.4%
5,800	Roper Industries, Inc.	541,662

Machinery - 7.1%
8,850	AGCO Corp.*	450,730
4,700	Gardner Denver, Inc.	350,620
12,000	Kennametal, Inc.	517,320
12,750	Xylem, Inc.	330,353
		1,649,023

Road & Rail - 1.5%
5,150	Kansas City Southern*	353,496
		3,099,111

Information Technology - 28.8%

Communications Equipment - 4.9%
8,250	Acme Packet, Inc.*	241,148
4,200	F5 Networks, Inc.*	502,908
16,600	Riverbed Technology, Inc.*	397,404
		1,141,460

Electronic Equipment, Instruments & Components - 2.0%
8,750	IPG Photonics Corp.*	461,913

Internet Software & Services - 5.0%
15,700	Akamai Technologies, Inc.*	506,325
6,900	LogMeIn, Inc.*	274,827
7,600	OpenTable, Inc.*	366,092
		1,147,244

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JANUARY 31, 2012 (Unaudited)

Shares		Value

Information Technology (Continued)

IT Services - 5.6%
19,450	Cardtronics, Inc.*	$496,947
6,050	Syntel, Inc.	283,866
11,850	VeriFone Systems, Inc.*	505,995
		1,286,808

Semiconductors & Semiconductor Equipment - 4.2%
11,000	NXP Semiconductor NV*	233,530
13,550	Power Integrations, Inc.	487,664
8,550	Volterra Semiconductor Corp.*	257,954
		979,148

Software - 7.1%
8,950	ANSYS, Inc.*	541,385
5,800	Fortinet, Inc.*	132,298
10,750	NetScout Systems, Inc.*	222,095
9,300	QLIK Technologies, Inc.*	262,260
15,100	Solarwinds, Inc.*	477,311
		1,635,349
		6,651,922

Materials - 5.8%

Chemicals - 2.0%
15,900	Kraton Performance Polymers, Inc.*	452,196

Metals & Mining - 3.8%
30,200	Steel Dynamics, Inc.	481,690
31,400	Stillwater Mining Co.*	404,432
		886,122
		1,338,318

Telecommunication Services - 2.1%

Diversified Telecommunication Services - 2.1%
7,450	AboveNet, Inc.*	495,053

Total Investment in Common Stocks - 95.8%
(Identified cost, $20,539,266)		22,111,869

Short-Term Investment - 3.7%
861,948	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $861,948)	861,948

Total Investments - 99.5%
(Identified cost, $21,401,214)+		22,973,817

Other Assets in Excess of Liabilities - 0.5%		109,578
Net Assets - 100%		$23,083,395

*	Non-income producing security

See notes to financial statements.

CENTURY FUNDS

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,745,753
Gross unrealized depreciation	(173,150)
Net unrealized appreciation	$1,572,603

Note 1. Security Valuations

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service.  If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Century Shares Trust
Common Stock*	$178,150,626	$—	$—	$178,150,626
Money Market Fund	1,530,668	—	—	1,530,668

Total Investments	$179,681,294	$—	$—	$179,681,294

Century Small Cap Select Fund
Common Stock*	$356,904,944	$—	$—	$356,904,944
Money Market Fund	34,821,280	—	—	34,821,280

Total Investments	$391,726,224	$—	$—	$391,726,224

Century Growth Opportunities Fund
Common Stock*	$22,111,869	$—	$—	$22,111,869
Money Market Fund	861,948	—	—	861,948

Total Investments	$22,973,817	$—	$—	$22,973,817

* At January 31, 2012 the Funds held investments in common stocks classified as Level 1, with the corresponding major categories as shown on each Fund’s Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:              /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:           March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:               /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:           March 29, 2012

By:              /s/ Julie Smith
                    -----------------------------------------
                    Julie Smith
                    Principal Financial Officer

Date:           March 29, 2012

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)